Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments ▪ September 30, 2022 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Agency Adjustable Rate Mortgages (0.4%)
	Federal Home Loan Mortgage Corporation,
	Conventional Pools:
$103	12 Month USD LIBOR + 1.74%	2.205%	11/01/36	$103,518
541	12 Month USD LIBOR + 1.82%	3.458	06/01/43	550,424
186	12 Month USD LIBOR + 1.91%	2.155	10/01/36	190,419
	Total Agency Adjustable Rate Mortgages (Cost $874,756)			844,361
	Agency Bond - Finance (U.S. Government Guaranteed) (0.3)%
802	Washington Aircraft 1 Co., DAC (Ireland) (Cost $801,765)	2.637	09/15/26	765,809
	Agency Bond - Sovereign (U.S. Government Guaranteed) (0.4%)
901	Petroleos Mexicanos (Mexico) (Cost $901,250)	2.46	12/15/25	866,614
	Agency Fixed Rate Mortgages (31.1%)
	Federal Home Loan Mortgage Corporation,
	Conventional Pools:
90		3.00	12/01/49	77,997
263		4.00	04/01/49	249,105
281		4.50	11/01/48	272,017
	Gold Pools:
2,016		3.00	03/01/47–06/01/49	1,792,288
4,029		3.50	08/01/42–04/01/49	3,705,054
1,467		4.00	12/01/41–10/01/45	1,397,798
338		5.00	01/01/40	341,548
489		5.50	11/01/39	504,884
127		6.50	03/01/29–09/01/32	131,102
116		7.50	05/01/35	122,338
72		8.00	08/01/32	76,159
90		8.50	08/01/31	96,303
	Federal National Mortgage Association
2,690		2.00	11/01/51	2,120,667
	Conventional Pools:
416		2.50	02/01/50	349,712
3,887		3.00	06/01/40–11/01/49	3,456,589
8,632		3.50	12/01/42–07/01/49	7,948,316
9,722		4.00	11/01/41–09/01/48	9,251,120
3,651		4.50	01/01/25–09/01/48	3,565,722
1,192		5.00	05/01/35–02/01/41	1,200,993
406		5.112	03/01/38	403,189
1,196		5.50	03/01/35–10/01/35	1,234,832
19		6.50	06/01/29–02/01/33	20,926
1		7.00	05/01/31	672
186		7.50	08/01/37	200,159
144		8.00	04/01/33	155,521
154		8.50	10/01/32	168,077
	October TBA:
8,675	(a)	2.00	10/01/52	7,026,072
12,475	(a)	2.50	10/01/52	10,469,985
8,525	(a)	4.50	10/01/52	8,123,393
1,525	(a)	5.00	10/01/52	1,485,930
3,725	(a)	5.50	10/01/52	3,703,465
	Government National Mortgage Association,
	Various Pools:
2,257		3.50	08/20/45–07/20/49	2,076,651
2,307		4.00	11/20/42–05/20/49	2,194,564
59		4.50	04/20/49	56,488
336		5.00	01/20/40–02/20/49	333,250

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments ▪ September 30, 2022 (unaudited) continued

34		5.125	11/20/37	32,551
294		5.25	04/20/36–09/20/39	295,746
548		5.375	02/20/36–08/20/40	553,152
631		6.00	06/15/28–09/20/34	657,323
41		7.00	03/20/26–07/20/29	42,870
83		8.00	06/15/22–08/15/31	85,663
72		8.50	07/15/30	73,492
3		9.00	07/15/24–02/15/25	2,706
	Total Agency Fixed Rate Mortgages (Cost $82,315,320)			76,056,389
	Asset-Backed Securities (3.4%)
670	Arbor Realty Commercial Real Estate Notes 2021-FL3 Ltd., 1 Month USD LIBOR + 1.07% (b)	3.888(c)	08/15/34	643,701
834	ELFI Graduate Loan Program 2021-A LLC (b)	1.53	12/26/46	728,867
	Navient Private Education Refinance Loan Trust
965	(b)	0.97	12/16/69	810,220
737	(b)	1.11	02/18/70	623,679
532	(b)	4.16	10/15/70	513,405
622	Nelnet Student Loan Trust (b)	1.32	04/20/62	556,138
	PFS Financing Corp.
850	(b)	0.77	08/15/26	781,870
1,090	(b)	2.47	02/15/27	1,025,091
	United States Small Business Administration
839		2.42	06/01/32	770,513
1,945		2.67	04/01/32	1,793,636
	Total Asset-Backed Securities (Cost $9,085,035)			8,247,120
	Collateralized Mortgage Obligations - Agency Collateral Series (0.1%)
1,794	Federal Home Loan Mortgage Corporation, IO REMIC, 6.00% - 1 Month USD LIBOR	3.182(d)	11/15/43	145,156
1,047	Federal National Mortgage Association, IO REMIC, 6.55% - 1 Month USD LIBOR	3.466(d)	08/25/41	22,098
249	Government National Mortgage Association, IO	5.00	02/16/41	49,699
	Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $216,328)			216,953
	Commercial Mortgage-Backed Securities (19.5%)
1,425	BAMLL Commercial Mortgage Securities Trust, 1 Month Term SOFR + 1.15% (b)	3.996(c)	01/15/39	1,389,512
6,655	BANK 2019-BNK21, IO	0.966(c)	10/17/52	292,501
566	BDS 2021-FL8, 1 Month USD LIBOR + 0.92% (b)	3.913(c)	01/18/36	552,231
1,400	BF Mortgage Trust, 1 Month USD LIBOR + 1.20% (b)	4.018(c)	12/15/35	1,354,627
1,130	BPR Trust, 1 Month Term SOFR + 3.00% (b)	5.845(c)	05/15/39	1,115,192
775	BSREP Commercial Mortgage Trust, 1 Month USD LIBOR + 0.95% (b)	3.768(c)	08/15/38	742,615
1,500	BX Commercial Mortgage Trust, Class A, 1 Month USD LIBOR + 0.70% (b)	3.518(c)	04/15/34	1,436,565
600	CAMB Commercial Mortgage Trust, 1 Month USD LIBOR + 1.07% (b)	3.888(c)	12/15/37	588,900
	Citigroup Commercial Mortgage Trust,
	IO
4,863		0.869(c)	11/10/48	86,132
13,102		1.028(c)	09/10/58	270,613
7,715		1.144(c)	11/10/46	55,804
	Commercial Mortgage Trust,
	IO
21,680		0.66(c)	02/10/47	112,644
4,879		1.139(c)	08/10/46	27,706

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments ▪ September 30, 2022 (unaudited) continued

	Credit Suisse Mortgage Capital Certificates
1,950	(b)	2.389	07/15/31	1,671,585
1,300	1 Month USD LIBOR + 1.40% (b)	4.218(c)	07/15/38	1,248,031
1,214	CSWF Commercial Mortgage Trust, 1 Month USD LIBOR + 0.97% (b)	3.785(c)	06/15/34	1,173,262
1,250	DROP Mortgage Trust, 1 Month USD LIBOR + 1.15% (b)	3.97(c)	10/15/43	1,206,736
	Federal Home Loan Mortgage Corporation
24,120		0.435(c)	04/25/32	644,984
3,850		3.208	02/25/26	3,685,111
3,724		3.32(c)	02/25/23	3,710,879
3,429		3.527(c)	10/25/23	3,396,552
3,200		3.69	01/25/29	3,059,868
2,760		3.90(c)	08/25/28	2,669,206
32,254	IO	0.458(c)	11/25/27	464,242
	GS Mortgage Securities Trust,
	IO
8,573		1.175(c)	11/10/46	62,326
11,802		1.179(c)	04/10/47	128,342
13,964		1.373(c)	10/10/48	400,293
1,300	Hawaii Hotel Trust, 1 Month USD LIBOR + 1.15% (b)	3.968(c)	05/15/38	1,268,622
1,350	J.P. Morgan Chase Commercial Mortgage Securities Trust, Class A, 1 Month USD LIBOR + 1.12% (b)	3.933(c)	11/15/38	1,290,587
1,600	JP Morgan Chase Commercial Mortgage Securities Trust, SOFR30A + 1.40% (b)	3.685(c)	03/15/39	1,564,094
7,572	IO	0.723(c)	12/15/49	132,290
	JPMBB Commercial Mortgage Securities Trust,
	IO
20,002		0.873(c)	01/15/47	120,868
4,383		1.177(c)	11/15/45	28,583
1,375	Life Mortgage Trust, 1 Month Term SOFR + 1.30% (b)	4.141(c)	05/15/39	1,338,170
	Natixis Commercial Mortgage Securities Trust
1,170	1 Month USD LIBOR + 0.95% (b)	3.768(c)	08/15/38	1,117,302
1,450	1 Month Term SOFR + 1.40% (b)	4.247(c)	01/15/39	1,380,504
1,975	SFO Commercial Mortgage Trust, Class A, 1 Month USD LIBOR + 1.15% (b)	3.968(c)	05/15/38	1,881,259
1,300	SG Commercial Mortgage Securities Trust (b)	4.163	02/15/41	1,156,258
1,375	Taubman Centers Commercial Mortgage Trust, 1 Month Term SOFR + 2.19% (b)	5.031(c)	05/15/37	1,346,354
850	TPGI Trust, Class A, 1 Month USD LIBOR + 0.70% (b)	3.52(c)	06/15/26	815,135
608	TTAN 2021-MHC, Class A, 1 Month USD LIBOR + 0.85% (b)	3.668(c)	03/15/38	587,600
194	VMC Finance LLC, 1 Month USD LIBOR + 1.10% (b)	4.039(c)	09/15/36	191,949
800	Wells Fargo Commercial Mortgage Trust, 1 Month USD LIBOR + 1.01% (b)	3.828(c)	02/15/37	776,620
	WFRBS Commercial Mortgage Trust,
	IO
9,973		0.544(c)	08/15/46	23,788
6,288		1.092(c)	03/15/46	47,224
12,852		1.208(c)	12/15/46	115,707
1,100	Worldwide Plaza Trust (b)	3.526	11/10/36	946,942
	Total Commercial Mortgage-Backed Securities (Cost $49,937,936)			47,676,315
	Mortgages - Other (17.9%)
673	Ajax Mortgage Loan Trust (b)	1.698	05/25/59	602,744

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments ▪ September 30, 2022 (unaudited) continued

1,970	Bayview MSR Opportunity Master Fund Trust (b)	3.00(c)	11/25/51- 01/25/52	1,634,387
698	BRAVO Residential Funding Trust (b)	3.50(c)	10/25/44	657,781
436	Bunker Hill Loan Depositary Trust (b)	1.724(c)	02/25/55	418,123
573	Cascade Funding Mortgage Trust (b)	4.00(c)	10/25/68	554,909
	CIM Trust
3,001	(b)	2.50(c)	06/25/51–07/01/51	2,397,769
53	(b)	3.00(c)	04/25/57	53,070
718	Deephaven Residential Mortgage (b)	4.30(c)	03/25/67	684,331
627	Ellington Financial Mortgage Trust (b)	0.797(c)	02/25/66	531,404
	Federal Home Loan Mortgage Corporation
1,305		3.00	09/25/45–05/25/47	1,199,892
870		3.50	05/25/45–05/25/47	815,285
23		4.00	05/25/45	21,398
	Flagstar Mortgage Trust
1,269	(b)	2.50(c)	09/25/51	1,013,795
	Class A2
1,549	(b)	2.50(c)	06/25/51	1,237,929
547	Freddie Mac STACR REMIC Trust, SOFR30A + 2.20% (b)	4.481(c)	05/25/42	542,595
	Galton Funding Mortgage Trust
142	(b)	3.50(c)	06/25/59	134,639
176	(b)	4.00(c)	11/25/57–02/25/59	165,290
317	GCAT Trust (b)	1.555	04/25/65	287,509
1,234	GS Mortgage Backed Securities Trust (b)	3.00(c)	06/25/52	1,024,000
2,871	Hundred Acre Wood Trust (b)	2.50(c)	10/25/51	2,293,828
	Imperial Fund Mortgage Trust
495	(b)	1.595(c)	11/25/56	412,231
902	(b)	2.493(c)	02/25/67	798,622
	JP Morgan Mortgage Trust
673	(b)	2.50(c)	12/25/51	537,904
2,013	(b)	3.00(c)	08/25/52–09/25/52	1,662,021
1,234	(b)	3.25(c)	07/25/52	1,049,542
1,368	(b)	3.50(c)	09/25/52	1,203,620
	Mello Mortgage Capital Acceptance
3,051	(b)	2.50(c)	06/25/51–08/25/51	2,421,853
1,352	(b)	3.50(c)	04/25/52	1,163,474
	New Residential Mortgage Loan Trust
998	(b)	3.75(c)	11/26/35–08/25/55	934,450
435	(b)	3.945(c)	09/25/57	415,153
1,246	(b)	4.00(c)	02/25/57–08/27/57	1,188,349
187	OBX Trust (b)	3.50(c)	02/25/60	168,348
420	Oceanview Mortgage Loan Trust (b)	1.733(c)	05/28/50	400,077
1,601	Rate Mortgage Trust (b)	2.50(c)	11/25/51	1,265,428
	Seasoned Credit Risk Transfer Trust
9,348		3.00	07/25/56–05/25/60	8,422,551
767		4.00	08/25/58–02/25/59	733,785
1,418		4.50	06/25/57	1,390,380
3,125	United Wholesale Mortgage Trust (b)	2.50(c)	06/25/51- 08/25/51	2,496,230
1,045	UWM Mortgage Trust (b)	2.50(c)	11/25/51	830,609
	Total Mortgages - Other (Cost $50,764,625)			43,765,305
	Municipal Bonds (16.0%)
3,615	Bay Area Toll Authority	6.263	04/01/49	4,122,398
3,875	City of New York, NY, Series G-1	5.968	03/01/36	4,054,230
3,060	City of San Francisco CA Public Utilities Commission Water Revenue,	6.00	11/01/40	3,197,382
5,980	Los Angeles Unified School District	5.75	07/01/34	6,114,658
1,450	Metropolitan Transportation Authority	6.668	11/15/39	1,538,419
6,245	Missouri Highway & Transportation Commission	5.445	05/01/33	6,412,697
3,625	New York City, NY, Transitional Finance Authority Future Tax Secured Revenue Series A	5.267	05/01/27	3,638,525
3,000	New York State Dormitory Authority	5.628	03/15/39	3,108,312
1,725	North Carolina State University at Raleigh, Series B	2.62	10/01/39	1,220,396

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments ▪ September 30, 2022 (unaudited) continued

1,400	Onondaga Civic Development Corp., NY	3.068	12/01/55	897,063
2,575	State of Oregon Department of Transportation	5.834	11/15/34	2,744,571
1,580	State of Washington	5.481	08/01/39	1,672,218
560	University of Michigan, MI, Series A	4.454	04/01/22	447,351
	Total Municipal Bonds (Cost $39,341,103)			39,168,220
	U.S. Agency Security (3.0%)
6,935	Tennessee Valley Authority (Cost $6,956,944)	5.25	09/15/39	7,387,148
	U.S. Treasury Securities (6.5%)
	U.S. Treasury Notes
2,250		0.375	04/15/24	2,118,779
1,675		1.25	09/30/28	1,426,171
7,100		1.50	08/15/26–11/30/28	6,304,172
2,800		1.625	05/15/26	2,559,922
3,700		2.25	02/15/27	3,421,055
	Total U.S. Treasury Securities (Cost $16,617,285)			15,830,099

	Short-Term Investments (13.9%)
	U.S. Treasury Securities (12.7%)
2,370	U.S. Treasury Bill (e)(f)	3.843	03/16/23	2,330,200
	U.S. Treasury Notes
24,875		0.125	05/15/23	24,277,179
3,850		1.25	07/31/23	3,756,609
650		1.625	04/30/23	640,979
	Total U.S. Treasury Securities (Cost $31,189,726)			31,004,967

NUMBER OF SHARES (000)
	Investment Company (1.2%)
2,978	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (g) (Cost $2,978,310)		2,978,310
	Total Short-Term Investments (Cost $34,168,036)		33,983,277

	Total Investments (Cost $291,780,383) (h)(i)(j)	112.5%	274,807,610
	Liabilities in Excess of Other Assets	(12.5)	(30,460,048)
	Net Assets	100.0%	$244,347,562

IO	Interest Only.
LIBOR	London Interbank Offered Rate.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.
TBA	To Be Announced.
(a)	Security is subject to delayed delivery.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Floating or variable rate securities: The rates disclosed are as of September 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(d)	Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at September 30, 2022.
(e)	Rate shown is the yield to maturity at September 30, 2022.
(f)	All or a portion of the security was pledged to cover margin requirements for futures contracts.

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments ▪ September 30, 2022 (unaudited) continued

(g)		The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2022, advisory fees paid were reduced by $1,408 relating to the Fund's investment in the Liquidity Funds.
(h)		Securities are available for collateral in connection with securities purchased on a forward commitment basis and open futures contracts.
(i)		The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2022, the Fund did not engage in any cross-trade transactions.
(j)		At September 30, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $2,147,408 and the aggregate gross unrealized depreciation is $20,256,419, resulting in net unrealized depreciation of $18,109,011.
USD	—	United States Dollar

Futures Contracts:

The Fund had the following futures contracts open at September 30, 2022:

	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT (000)	VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Long:
U.S. Treasury Ultra Bond	95	Dec-22	$9,500	$13,015,000	$(1,254,191)
U.S. Treasury 10 yr. Note	50	Dec-22	5,000	5,603,125	(172,147)
U.S. Treasury 5 yr. Note	52	Dec-22	5,200	5,590,406	(98,794)

Short:
U.S. Treasury 10 yr. Ultra Note	5	Dec-22	(500)	(592,422)	(7,969)
U.S. Treasury Long Bond	46	Dec-22	(4,600)	(5,814,687)	390,135
U.S. Treasury 2 yr. Note	74	Dec-22	(14,800)	(15,198,906)	6,728
					$(1,136,238)

PORTFOLIO COMPOSITION* as of 09/30/22	Percentage of Total Investments
Agency Fixed Rate Mortgages	27.7%
Commercial Mortgage-Backed Securities	17.3
Mortgages - Other	15.9
Municipal Bonds	14.2
Short-Term Investments	12.4
U.S. Treasury Securities	5.8
Asset-Backed Securities	3.0
U.S. Agency Security	2.7
Agency Bonds - Sovereign (U.S. Government Guaranteed)	0.3
Agency Adjustable Rate Mortgages	0.3
Agency Bonds - Finance (U.S. Government Guaranteed)	0.3
Collateralized Mortgage Obligations - Agency Collateral Series	0.1
Total Investments	100.0%

*	Does not include open long/short futures contracts with a value of $45,814,546 and net unrealized depreciation of $1,136,238.

Morgan Stanley U.S. Government Securities Trust

Notes to Portfolio of Investments ▪ September 30, 2022 (unaudited)

Valuation of Investments - (1) Fixed income securities may be valued by an outside pricing service/vendor approved by the Fund's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security’s fair value or is unable to provide a price, prices from brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers/dealers; (2) portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at its latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets; (3) when market quotations are not readily available, including circumstances under which the Adviser determines that the market quotations are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; (4) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; and (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

In connection with Rule 2a-5 of the Act, which became effective September 8, 2022, the Trustees have designated the Trust's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2022:

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS	TOTAL
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$844,361	$—	$844,361
Agency Bond - Finance (U.S. Government Guaranteed)	—	765,809	—	765,809
Agency Bond - Sovereign (U.S. Government Guaranteed)	—	866,614	—	866,614
Agency Fixed Rate Mortgages	—	76,056,389	—	76,056,389
Asset-Backed Securities	—	8,247,120	—	8,247,120
Collateralized Mortgage Obligations - Agency Collateral Series	—	216,953	—	216,953
Commercial Mortgage-Backed Securities	—	47,676,315	—	47,676,315
Mortgages - Other	—	43,765,305	—	43,765,305
Municipal Bonds	—	39,168,220	—	39,168,220
U.S. Agency Security	—	7,387,148	—	7,387,148
U.S. Treasury Securities	—	15,830,099	—	15,830,099
Total Fixed Income Securities	—	240,824,333	—	240,824,333
Short-Term Investments
U.S. Treasury Securities	—	31,004,967	—	31,004,967
Investment Company	2,978,310	—	—	2,978,310
Total Short-Term Investments	2,978,310	31,004,967	—	33,983,277
Futures Contracts	396,863	—	—	396,863
Total Assets	3,375,173	271,829,300	—	275,204,473
Liabilities:
Futures Contracts	(1,533,101)	—	—	(1,533,101)
Total	$1,842,072	$271,829,300	$—	$273,671,372

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.